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JPMORGAN INSURANCE TRUST

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

(all Share Classes)

Supplement dated May 1, 2017

to the Summary Prospectuses, Prospectuses and Statement of

Additional Information dated May 1, 2017, as supplemented

NOTICE OF LIQUIDATION. The Board of Trustees of JPMorgan Insurance Trust (the “Board”) approved an amended liquidation date as part of the termination and liquidation of the JPMorgan Insurance Trust Intrepid Mid Cap Portfolio (the “Portfolio”), which has been amended to now occur on or about May 19, 2017. Because the Portfolio is used as a funding vehicle for the variable annuity contracts and/or variable insurance policies (collectively, “variable insurance contracts”) of several insurance companies, it is anticipated that each contract holder will receive additional information from the insurance company offering the contract holder’s particular variable insurance contract about what options the contract holder has for the assets held in the Portfolio. Since November 21, 2016, the Portfolio has been permitted to depart from its stated investment objective and strategies as it increases its cash holdings in preparation for its liquidation.

On the liquidation date for the Portfolio, the Portfolio shall distribute pro rata to its shareholders of record (in this case the insurance company separate accounts) all of the assets of the Portfolio in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Portfolio on the Portfolio’s book on the liquidation date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the liquidation date, and (ii) pay such contingent liabilities as the officers of the Portfolio deem appropriate subject to ratification by the Board. Capital gain distributions, if any, may be paid on or prior to the liquidation date. As of the liquidation date, all references to the Portfolio in the Prospectuses and Statement of Additional Information will be deleted.

FOR EXISTING INSURANCE COMPANIES AND/OR VARIABLE ANNUITY PLANS WHO ON BEHALF OF CONTRACT OWNERS OF THE PORTFOLIO HAD VALUE ALLOCATED TO SUCH PORTFOLIO AS OF NOVEMBER 25, 2016, ADDITIONAL PURCHASES OF PORTFOLIO SHARES WILL BE ACCEPTED UP TO AND INCLUDING MAY 17, 2017, AFTER WHICH NO NEW PURCHASES WILL BE ACCEPTED. PLEASE NOTE THAT THE INSURANCE COMPANY AND/OR VARIABLE ANNUITY PLAN MAY HAVE AN EARLIER CUT-OFF DATE FOR SUCH PURCHASES. FOR ALL OTHER INVESTORS, PURCHASES OF PORTFOLIO SHARES ARE NO LONGER BEING ACCEPTED.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE